Note 13 - Commitments and Contingencies - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 2,026
2024	2,213
2025	96,000
2026	0
2027	0
Thereafter	0
Unrecorded Unconditional Purchase Obligation	$ 100,239